Interest and Finance Costs, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest And Finance Costs Net
Interest expense	$ 50,611	$ 69,980	$ 72,191
Less: Interest capitalized	(996)	(1,018)	(252)
Interest expense, net	49,615	68,962	71,939
Interest swaps termination cash settlements non-hedging	0	0	(477)
Bunker swap, put and call options cash settlements	7,568	1,469	(9,857)
Bunker put options premium	1,246	0	0
Amortization of loan costs	3,782	4,822	3,992
Bank charges	277	240	405
Discount of long-term receivables	2,435	0	0
Change in fair value of non-hedging financial instruments	5,656	(770)	10,807
Net total	$ 70,579	$ 74,723	$ 76,809